Other provisions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2023[1]	323	803	677	1,803
Exchange and other adjustments	(2)	(3)	2	(3)
Provisions applied	–	(111)	(199)	(310)
Charge for the period	1	70	64	135
At 30 June 2023	322	759	544	1,625
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.